Net finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Net finance costs
Schedule of net finance costs
	December 31, 2022	December 31, 2021	December 31, 2020
Finance income:
Income from financial investments	7,406	4,321	2,626
Foreign-exchange gain	136,544	46,302	28,135
Gains on derivatives	25,655	18,585	16,652
Interest received	2,549	99	170
Monetary variation	117	314	29
Other finance income	725	195	196
	172,996	69,816	47,808

Finance costs:
Exchange variation loss	(131,970)	(49,237)	(20,080)
Loss on derivatives	(15,366)	(18,112)	(31,575)
Interest and charges on loans and leases (note 16)	(73,837)	(29,729)	(10,304)
Bank guarantee expenses	(471)	(17)	(17)
Commissions and brokerage	-	(2,598)	-
Monetary variation	(9,018)	(3,092)	-
Other finance costs	(15,980)	(1,263)	(1,285)
	(246,642)	(104,048)	(63,261)
Net finance costs	(73,646)	(34,232)	(15,453)